INTANGIBLE ASSETS - Schedule of intangible assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	€ 70,809	€ 52,435
Amortization charges	(3,508)	(2,884)
Impairment charges	0	732
Capitalized development costs	139	1,335
Assets acquired	9,175	19,191
Movement	5,806	18,374
Intangible assets other than goodwill at period end	76,615	70,809
Transgenic technology
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	0	0
Amortization charges	0	0
Impairment charges	0	0
Capitalized development costs	0	0
Assets acquired	0	0
Movement	0	0
Intangible assets other than goodwill at period end	0	0
RUCONEST for HAE EU
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	44	97
Amortization charges	(44)	(53)
Impairment charges	0	0
Capitalized development costs	0	0
Assets acquired	0	0
Movement	(44)	(53)
Intangible assets other than goodwill at period end	0	44
Development costs
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	4,304	2,237
Amortization charges	0	0
Impairment charges	0	732
Capitalized development costs	139	1,335
Assets acquired	0	0
Movement	139	2,067
Intangible assets other than goodwill at period end	4,443	4,304
Re-acquired rights and Licenses
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	47,308	50,101
Amortization charges	(3,418)	(2,793)
Impairment charges	0	0
Capitalized development costs	0	0
Assets acquired	7,500	0
Movement	4,082	(2,793)
Intangible assets other than goodwill at period end	51,390	47,308
Novartis License
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	18,702	0
Amortization charges	0	0
Impairment charges	0	0
Capitalized development costs	0	0
Assets acquired	1,385	18,702
Movement	1,385	18,702
Intangible assets other than goodwill at period end	20,087	18,702
Software
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	451	0
Amortization charges	(46)	(38)
Impairment charges	0	0
Capitalized development costs	0	0
Assets acquired	290	489
Movement	244	451
Intangible assets other than goodwill at period end	695	451
Gross carrying amount
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	84,426	63,900
Intangible assets other than goodwill at period end	93,740	84,426
Gross carrying amount | Transgenic technology
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	2,651	2,651
Intangible assets other than goodwill at period end	2,651	2,651
Gross carrying amount | RUCONEST for HAE EU
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	528	528
Intangible assets other than goodwill at period end	528	528
Gross carrying amount | Development costs
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	6,196	4,861
Intangible assets other than goodwill at period end	6,335	6,196
Gross carrying amount | Re-acquired rights and Licenses
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	55,860	55,860
Intangible assets other than goodwill at period end	63,360	55,860
Gross carrying amount | Novartis License
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	18,702	0
Intangible assets other than goodwill at period end	20,087	18,702
Gross carrying amount | Software
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	489	0
Intangible assets other than goodwill at period end	779	489
Accumulated amortisation
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	(11,690)	(8,806)
Intangible assets other than goodwill at period end	(15,198)	(11,690)
Accumulated amortisation | Transgenic technology
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	(2,616)	(2,616)
Intangible assets other than goodwill at period end	(2,616)	(2,616)
Accumulated amortisation | RUCONEST for HAE EU
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	(484)	(431)
Intangible assets other than goodwill at period end	(528)	(484)
Accumulated amortisation | Development costs
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	0	0
Intangible assets other than goodwill at period end	0	0
Accumulated amortisation | Re-acquired rights and Licenses
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	(8,552)	(5,759)
Intangible assets other than goodwill at period end	(11,970)	(8,552)
Accumulated amortisation | Novartis License
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	0	0
Intangible assets other than goodwill at period end	0	0
Accumulated amortisation | Software
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	(38)	0
Intangible assets other than goodwill at period end	(84)	(38)
Accumulated impairment
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	(1,927)	(2,659)
Intangible assets other than goodwill at period end	(1,927)	(1,927)
Accumulated impairment | Transgenic technology
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	(35)	(35)
Intangible assets other than goodwill at period end	(35)	(35)
Accumulated impairment | RUCONEST for HAE EU
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	0	0
Intangible assets other than goodwill at period end	0	0
Accumulated impairment | Development costs
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	(1,892)	(2,624)
Intangible assets other than goodwill at period end	(1,892)	(1,892)
Accumulated impairment | Re-acquired rights and Licenses
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	0	0
Intangible assets other than goodwill at period end	0	0
Accumulated impairment | Novartis License
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	0	0
Intangible assets other than goodwill at period end	0	0
Accumulated impairment | Software
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	0	0
Intangible assets other than goodwill at period end	€ 0	€ 0